Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Post employment benefits
Balance at beginning of the period	€ (457)	€ (410)
Service cost	(37)	(47)
Interest income/(cost)	(9)	(10)
Return on plan assets excluding interest income	108	269
Actuarial gains/(losses) arising from changes in demographic assumptions	252	5
Actuarial gains (losses) arising from changes in financial assumptions	383	(253)
Actuarial gain (losses) arising from experience adjustments	(103)	12
Employer cash contributions	42	27
Exchange rate movements	13
Other movements	(40)	(50)
Balance at end of the period	152	(457)
Assets.
Post employment benefits
Balance at beginning of the period	6,974	6,697
Interest income/(cost)	154	167
Return on plan assets excluding interest income	108	269
Employer cash contributions	42	27
Member cash contributions	10	9
Benefits paid	(237)	(280)
Exchange rate movements	(143)	87
Other movements	(2)	(2)
Balance at end of the period	6,906	6,974
Liabilities.
Post employment benefits
Balance at beginning of the period	(7,431)	(7,107)
Service cost	(37)	(47)
Interest income/(cost)	(163)	(177)
Actuarial gains/(losses) arising from changes in demographic assumptions	252	5
Actuarial gains (losses) arising from changes in financial assumptions	383	(253)
Actuarial gain (losses) arising from experience adjustments	(103)	12
Member cash contributions	(10)	(9)
Benefits paid	237	280
Exchange rate movements	156	(87)
Other movements	(38)	(48)
Balance at end of the period	€ (6,754)	€ (7,431)